Leases - Summary of Lease Payments of Short-Term Leases or Leases for Low-Value Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
Lease payments for short-term leases	₩ 1,469	₩ 1,598
Lease payments for which the underlying asset is of low value	1,316	1,488
Total	₩ 2,785	₩ 3,086